OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Schedule of Other Accounts Receivable and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 2,514	$ 2,859
Government authorities	14,988	20,196
Advances to suppliers	1,329	3,103
Derivatives	277	717
Other receivables (see also Note 10)	6,387	6,178
Other accounts receivables and prepaid expenses	$ 25,495	$ 33,053